CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 1,071,560	$ 570,008
Other current financial assets	25,960	45,604
Other current non-financial assets	261,092	240,254
Trade and other current receivables	1,054,707	997,902
Accounts receivable from related companies	10,159	2,616
Current inventories	1,456,260	1,399,846
Current biological assets	315,500	370,957
Current tax assets	75,613	119,031
Total current assets other than assets or disposal groups classified as held for sale	4,270,851	3,746,218
Non-current assets or disposal groups classified as held for sale	3,767	429,360
Total current assets	4,274,618	4,175,578
Non-current assets
Other non-current financial assets	16,747	33,512
Other non-current non-financial assets	85,036	99,174
Non-current receivables	65,735	108,501
Investments accounted for using equity method	406,611	423,611
Intangible assets other than goodwill	55,980	66,431
Goodwill	51,325	55,891
Property, plant and equipment	9,610,071	9,607,116
Right of use assets	771,886	600,361
Non-current biological assets	2,747,894	2,651,622
Deferred tax assets	73,409	88,567
Total non-current assets	13,884,694	13,734,786
Total assets	18,159,312	17,910,364
Current liabilities
Other current financial liabilities	348,905	1,082,525
Current lease liabilities	55,851	47,242
Trade and other current payables	745,971	760,455
Accounts payable to related companies	10,563	6,958
Other short-term provisions	1,837	3,905
Current tax liabilities	27,565	13,318
Current provisions for employee benefits	6,669	7,863
Other current non-financial liabilities	165,589	50,148
Total current liabilities other than liabilities included in disposal groups classified as held for sale	1,362,950	1,972,414
Liabilities included in disposal groups classified as held for sale	0	99,328
Total current liabilities	1,362,950	2,071,742
Non-current liabilities
Other non-current financial liabilities	5,721,712	5,521,568
Non-current lease liabilities	672,139	512,140
Non-current payables	35,310	50,577
Non-current accounts payable to related companies	26,207	22,981
Other long-term provisions	33,121	28,651
Deferred tax liabilities	1,469,512	1,543,624
Non-current provisions for employee benefits	77,634	86,462
Other non-current non-financial liabilities	37,012	63,590
Total non-current liabilities	8,072,647	7,829,593
Total liabilities	9,435,597	9,901,335
Equity
Issued capital	1,103,618	803,618
Retained earnings	8,312,384	8,034,963
Other reserves	(698,747)	(836,135)
Equity attributable to owners of parent company	8,717,255	8,002,446
Non-controlling interests	6,460	6,583
Total equity	8,723,715	8,009,029
Total equity and liabilities	$ 18,159,312	$ 17,910,364